INTEREST-BEARING LOANS AND BORROWING (Details 4)	Dec. 31, 2023
Lease Term 20232027 [Member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	11.15%
Lease Term 20282035 [Member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	11.48%